Earnings Per Share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per share

Note 11. Earnings per share

Consolidated
	June 30, 2023	June 30, 2022	June 30, 2023
	AUD$	AUD$	$
	Unaudited	Unaudited	Unaudited
Loss after income tax attributable to the owners of Mobilicom Limited	(2,145,538)	(1,926,331)	(1,421,829)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings/(losses) per share	1,329,644,730	321,936,715	1,329,644,730

Weighted average number of ordinary shares used in calculating diluted earnings/(losses) per share	1,329,644,730	321,936,715	1,329,644,730

	AUD $Cents	AUD $Cents	$Cents
Basic earnings/(losses) per share	(0.16)	(0.60)	(0.11)
Diluted earnings/(losses) per share	(0.16)	(0.60)	(0.11)

The rights to options held by option holders have not been included in the weighted average number of ordinary shares for the purposes of calculating diluted EPS as they do not meet the requirements for inclusion under IASB 133 “Earnings per Share”. The rights to options are non-dilutive as the consolidated entity is loss generating.